TIAA-CREF LIFE FUNDS

SUPPLEMENT NO. 4

dated February 27, 2008

to the May 1, 2007 Statement of Additional Information (SAI)

NEW OFFICERS

Effective February 4, 2008, the Board of Trustees of the TIAA-CREF Life Funds (the “Funds”) appointed Richard S. Biegen as Vice President and Chief Compliance Officer of the Funds. He replaces Eric C. Oppenheim, who had held the position of Vice President and Acting Chief Compliance Officer of the Funds. Mr. Oppenheim will no longer serve as Vice President and Acting Chief Compliance Officer of the Funds.

Effective February 19, 2008, the Board of Trustees of the Funds also appointed Cara L. Schnaper as an Executive Vice President of the Funds.

Consequently, all references to Mr. Oppenheim as Vice President and Acting Chief Compliance Officer of the Funds should be removed from the list of officers in the Funds’ SAI and the following information concerning Mr. Biegen and Ms. Schnaper should be added to the list of officers in the Funds’ SAI:

Name, Address and Date of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/08/62	Vice President and Chief Compliance Officer	One-Year Term. Vice President and Chief Compliance Officer since February 2008.	Chief Compliance Officer of College Retirement Equities Fund, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”), Vice President, Senior Compliance Officer of Asset Management Compliance of TIAA and Chief Compliance Officer of Advisors and Investment Management (since February 2008). Formerly, Managing Director/Director of Global Compliance, AIG Investments (2000–2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998–2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997–1998); Assistant General Counsel/Director, Securities Law Compliance, The Prudential Insurance Company of America (1994–1997); and Enforcement Staff Attorney, U.S. Securities and Exchange Commission (1988–1994).
Cara L. Schnaper TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/13/54	Executive Vice President	One-Year Term. Executive Vice President since February 2008.	Executive Vice President, Technology and Operations of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since February 2008). Formerly, Principal, Market Resolve, LLC (2006–February 2008); and Head, Middle Office, Investment Banking (2000–2002), Head, Technology and Operations, Equities (1999–2000) and Chief Operating Officer Technology and Operations, Emerging Markets, Foreign Exchange and Commodities (1997–1999), JP Morgan Chase & Co.

A11567

(2/08)